UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional Class, Investor Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2019 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	21.85%
Financial	17.83
Technology	16.60
Communications	14.91
Industrial	9.23
Consumer, Cyclical	8.36
Energy	5.01
Utilities	3.27
Basic Materials	2.25
Short Term Investments	0.69
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,183.60	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$0.84
Investor Class
Actual	$1,000.00	$1,182.60	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.58
Class L
Actual	$1,000.00	$1,181.80	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$3.91
* Expenses are equal to the Fund's annualized expense ratio of 0.17% for the Institutional Class, 0.52% for the Investor Class and 0.79% for the Class L shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.25%
26,309	Air Products & Chemicals Inc	$ 5,955,568
12,338	Albemarle Corp(a)	868,719
13,400	Celanese Corp	1,444,520
26,695	CF Industries Holdings Inc	1,246,923
92,171	Dow Inc	4,544,952
89,679	DuPont de Nemours Inc	6,732,202
16,839	Eastman Chemical Co	1,310,579
31,104	Ecolab Inc	6,141,174
16,211	FMC Corp	1,344,702
172,202	Freeport-McMoRan Inc	1,999,265
12,247	International Flavors & Fragrances Inc(a)	1,776,917
48,687	International Paper Co	2,109,121
67,217	Linde PLC	13,497,174
37,216	LyondellBasell Industries NV Class A	3,205,414
42,459	Mosaic Co	1,062,749
93,989	Newmont Mining Corp	3,615,757
37,087	Nucor Corp	2,043,494
28,839	PPG Industries Inc	3,365,800
9,995	Sherwin-Williams Co	4,580,609
		66,845,639
Communications — 14.92%
36,184	Alphabet Inc Class A(b)	39,180,035
36,776	Alphabet Inc Class C(b)	39,751,546
49,910	Amazon.com Inc(b)	94,511,073
6,000	Arista Networks Inc(b)	1,557,720
876,149	AT&T Inc	29,359,753
5,378	Booking Holdings Inc(b)	10,082,190
42,261	CBS Corp Class B	2,108,824
113,928	CenturyLink Inc	1,339,793
20,558	Charter Communications Inc Class A(b)	8,124,110
515,824	Cisco Systems Inc	28,231,048
544,115	Comcast Corp Class A	23,005,182
96,183	Corning Inc	3,196,161
18,194	Discovery Inc Class A(b)	558,556
43,241	Discovery Inc Class C(b)	1,230,207
27,291	DISH Network Corp Class A(b)	1,048,247
105,103	eBay Inc	4,151,568
14,158	Expedia Group Inc	1,883,439
7,127	F5 Networks Inc(b)	1,037,905
289,668	Facebook Inc Class A(b)	55,905,924
42,628	Fox Corp Class A	1,561,890
19,469	Fox Corp Class B	711,203
46,414	Interpublic Group of Cos Inc	1,048,492
41,677	Juniper Networks Inc	1,109,859
19,369	Motorola Solutions Inc	3,229,393
52,572	Netflix Inc(b)	19,310,747
44,718	News Corp Class A	603,246
13,531	News Corp Class B	188,893
26,519	Omnicom Group Inc	2,173,232
73,409	Symantec Corp	1,597,380
12,007	TripAdvisor Inc(b)	555,804
88,902	Twitter Inc(b)	3,102,680
Shares		Fair Value
Communications — (continued)
12,827	VeriSign Inc(b)	$ 2,682,895
496,898	Verizon Communications Inc	28,387,783
40,523	Viacom Inc Class B	1,210,422
210,223	Walt Disney Co	29,355,540
		443,092,740
Consumer, Cyclical — 8.36%
8,643	Advance Auto Parts Inc	1,332,232
13,595	Alaska Air Group Inc	868,856
48,310	American Airlines Group Inc(a)	1,575,389
31,728	Aptiv PLC	2,564,574
3,050	AutoZone Inc(b)	3,353,383
28,434	Best Buy Co Inc	1,982,703
24,838	BorgWarner Inc	1,042,699
16,235	Capri Holdings Ltd(b)	563,030
20,533	CarMax Inc(b)	1,782,880
48,803	Carnival Corp	2,271,780
2,956	Chipotle Mexican Grill Inc(b)	2,166,393
23,515	Copart Inc(b)	1,757,511
53,021	Costco Wholesale Corp	14,011,329
14,928	Darden Restaurants Inc	1,817,185
75,675	Delta Air Lines Inc	4,294,556
32,192	Dollar General Corp	4,351,071
29,066	Dollar Tree Inc(b)	3,121,398
41,191	DR Horton Inc	1,776,568
69,666	Fastenal Co	2,270,415
13,373	Foot Locker Inc	560,596
478,459	Ford Motor Co	4,894,636
25,006	Gap Inc	449,358
157,316	General Motors Co	6,061,385
17,644	Genuine Parts Co	1,827,565
43,001	Hanesbrands Inc	740,477
18,808	Harley-Davidson Inc	673,891
12,982	Hasbro Inc	1,371,938
35,839	Hilton Worldwide Holdings Inc	3,502,904
133,381	Home Depot Inc	27,739,247
19,886	Kohl's Corp	945,579
26,778	L Brands Inc	698,906
15,214	Leggett & Platt Inc	583,761
34,566	Lennar Corp Class A	1,675,068
37,727	LKQ Corp(b)	1,003,915
95,747	Lowe's Cos Inc	9,661,830
36,521	Macy's Inc	783,741
34,568	Marriott International Inc Class A	4,849,545
92,020	McDonald's Corp	19,108,873
61,699	MGM Resorts International	1,762,740
7,320	Mohawk Industries Inc(b)	1,079,480
45,673	Newell Brands Inc	704,278
151,654	NIKE Inc Class B	12,731,353
12,403	Nordstrom Inc(a)	395,160
23,285	Norwegian Cruise Line Holdings Ltd(b)	1,248,775
9,597	O'Reilly Automotive Inc(b)	3,544,364
42,329	PACCAR Inc	3,033,296
30,019	PulteGroup Inc	949,201

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
8,298	PVH Corp	$ 785,323
5,867	Ralph Lauren Corp	666,433
45,425	Ross Stores Inc	4,502,526
20,926	Royal Caribbean Cruises Ltd	2,536,440
60,773	Southwest Airlines Co	3,086,053
148,520	Starbucks Corp	12,450,432
33,504	Tapestry Inc	1,063,082
64,042	Target Corp	5,546,678
13,063	Tiffany & Co	1,223,219
152,068	TJX Cos Inc	8,041,356
13,685	Tractor Supply Co	1,488,928
6,861	Ulta Beauty Inc(b)	2,380,012
21,547	Under Armour Inc Class A(b)	546,216
21,954	Under Armour Inc Class C(b)	487,379
26,642	United Airlines Holdings Inc(b)	2,332,507
38,605	VF Corp	3,372,147
98,428	Walgreens Boots Alliance Inc	5,381,059
170,946	Walmart Inc	18,887,824
7,596	Whirlpool Corp	1,081,367
5,453	WW Grainger Inc	1,462,658
11,715	Wynn Resorts Ltd	1,452,543
37,364	Yum! Brands Inc	4,135,074
		248,395,070
Consumer, Non-Cyclical — 21.85%
210,982	Abbott Laboratories	17,743,586
177,177	AbbVie Inc	12,884,311
5,389	ABIOMED Inc(b)	1,403,781
27,350	Alexion Pharmaceuticals Inc(b)	3,582,303
8,870	Align Technology Inc(b)	2,427,719
38,382	Allergan PLC	6,426,298
225,487	Altria Group Inc	10,676,809
18,825	AmerisourceBergen Corp	1,605,020
74,580	Amgen Inc	13,743,602
30,587	Anthem Inc	8,631,957
68,373	Archer-Daniels-Midland Co	2,789,618
51,856	Automatic Data Processing Inc	8,573,353
10,078	Avery Dennison Corp	1,165,823
58,446	Baxter International Inc	4,786,727
31,632	Becton Dickinson & Co	7,971,581
24,130	Biogen Inc(b)	5,643,283
170,306	Boston Scientific Corp(b)	7,319,752
194,732	Bristol-Myers Squibb Co	8,831,096
19,720	Brown-Forman Corp Class B	1,093,080
22,895	Campbell Soup Co	917,403
36,020	Cardinal Health Inc	1,696,542
83,436	Celgene Corp(b)	7,712,824
50,373	Centene Corp(b)	2,641,560
28,428	Church & Dwight Co Inc	2,076,950
44,813	Cigna Corp	7,060,288
10,289	Cintas Corp	2,441,477
15,602	Clorox Co	2,388,822
461,893	Coca-Cola Co	23,519,592
105,678	Colgate-Palmolive Co	7,573,942
58,800	Conagra Brands Inc	1,559,376
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
20,390	Constellation Brands Inc Class A	$ 4,015,607
5,974	Cooper Cos Inc	2,012,581
89,679	Corteva Inc(b)	2,651,808
30,606	Coty Inc Class A	410,120
157,846	CVS Health Corp	8,601,029
75,186	Danaher Corp	10,745,583
14,730	DaVita Inc(b)	828,710
25,028	DENTSPLY SIRONA Inc	1,460,634
25,497	Edwards Lifesciences Corp(b)	4,710,316
103,841	Eli Lilly & Co	11,504,544
14,264	Equifax Inc	1,929,063
26,752	Estee Lauder Cos Inc Class A	4,898,559
10,465	FleetCor Technologies Inc(b)	2,939,095
10,858	Gartner Inc(b)	1,747,487
73,039	General Mills Inc	3,836,008
152,537	Gilead Sciences Inc	10,305,400
19,140	Global Payments Inc	3,064,888
20,857	H&R Block Inc	611,110
32,152	HCA Healthcare Inc	4,345,986
18,062	Henry Schein Inc(b)	1,262,534
16,869	Hershey Co	2,260,952
31,095	Hologic Inc(b)	1,493,182
32,808	Hormel Foods Corp	1,330,036
16,600	Humana Inc	4,403,980
10,467	IDEXX Laboratories Inc(b)	2,881,879
44,255	IHS Markit Ltd(b)	2,819,929
18,054	Illumina Inc(b)	6,646,580
20,640	Incyte Corp(b)	1,753,574
14,085	Intuitive Surgical Inc(b)	7,388,287
19,297	IQVIA Holdings Inc(b)	3,104,887
13,229	JM Smucker Co	1,523,849
320,233	Johnson & Johnson	44,602,052
30,400	Kellogg Co	1,628,528
41,771	Kimberly-Clark Corp	5,567,239
75,756	Kraft Heinz Co	2,351,466
94,970	Kroger Co	2,061,799
11,956	Laboratory Corp of America Holdings(b)	2,067,192
17,593	Lamb Weston Holdings Inc	1,114,693
4,545	MarketAxess Holdings Inc	1,460,854
14,916	McCormick & Co Inc	2,312,129
23,395	McKesson Corp	3,144,054
161,070	Medtronic PLC	15,686,607
310,263	Merck & Co Inc	26,015,553
21,327	Molson Coors Brewing Co Class B	1,194,312
172,237	Mondelez International Inc Class A	9,283,574
47,654	Monster Beverage Corp(b)	3,041,755
20,343	Moody's Corp	3,973,191
62,369	Mylan NV(b)	1,187,506
20,430	Nektar Therapeutics(b)	726,899
42,553	Nielsen Holdings PLC	961,698
140,692	PayPal Holdings Inc(b)	16,103,606
168,884	PepsiCo Inc	22,145,759
13,933	Perrigo Co PLC	663,490
666,926	Pfizer Inc	28,891,234

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
187,063	Philip Morris International Inc	$ 14,690,057
300,831	Procter & Gamble Co	32,986,119
16,565	Quanta Services Inc	632,617
16,125	Quest Diagnostics Inc	1,641,686
9,589	Regeneron Pharmaceuticals Inc(b)	3,001,357
16,894	ResMed Inc	2,061,575
14,059	Robert Half International Inc	801,504
14,920	Rollins Inc	535,180
30,460	S&P Global Inc	6,938,483
36,450	Stryker Corp	7,493,391
57,853	Sysco Corp	4,091,364
5,271	Teleflex Inc	1,745,492
48,391	Thermo Fisher Scientific Inc	14,211,469
19,710	Total System Services Inc	2,528,202
35,977	Tyson Foods Inc Class A	2,904,783
9,546	United Rentals Inc(b)	1,266,086
115,278	UnitedHealth Group Inc	28,128,985
10,160	Universal Health Services Inc Class B	1,324,762
10,961	Varian Medical Systems Inc(b)	1,492,121
19,942	Verisk Analytics Inc	2,920,705
31,399	Vertex Pharmaceuticals Inc(b)	5,757,949
6,008	WellCare Health Plans Inc(b)	1,712,701
24,979	Zimmer Biomet Holdings Inc	2,941,028
58,805	Zoetis Inc	6,673,779
		649,043,257
Energy — 5.01%
61,130	Anadarko Petroleum Corp	4,313,333
45,379	Apache Corp	1,314,630
62,040	Baker Hughes a GE Co	1,528,045
50,876	Cabot Oil & Gas Corp	1,168,113
228,034	Chevron Corp	28,376,551
11,744	Cimarex Energy Co	696,772
23,478	Concho Resources Inc	2,422,460
135,088	ConocoPhillips	8,240,368
53,046	Devon Energy Corp	1,512,872
18,754	Diamondback Energy Inc	2,043,623
68,380	EOG Resources Inc	6,370,281
510,334	Exxon Mobil Corp	39,106,894
106,661	Halliburton Co	2,425,471
12,915	Helmerich & Payne Inc	653,757
29,766	Hess Corp	1,892,225
18,215	HollyFrontier Corp	842,990
238,729	Kinder Morgan Inc	4,984,662
99,055	Marathon Oil Corp	1,407,572
82,641	Marathon Petroleum Corp	4,617,979
45,341	National Oilwell Varco Inc	1,007,930
54,708	Noble Energy Inc	1,225,459
91,966	Occidental Petroleum Corp	4,624,050
50,346	ONEOK Inc	3,464,308
51,414	Phillips 66	4,809,266
20,586	Pioneer Natural Resources Co	3,167,362
168,815	Schlumberger Ltd	6,708,708
Shares		Fair Value
Energy — (continued)
50,753	TechnipFMC PLC	$ 1,316,533
51,192	Valero Energy Corp	4,382,547
148,371	Williams Cos Inc	4,160,323
		148,785,084
Financial — 17.84%
5,933	Affiliated Managers Group Inc	546,667
91,978	Aflac Inc	5,041,314
13,606	Alexandria Real Estate Equities Inc REIT	1,919,671
5,353	Alliance Data Systems Corp	750,116
40,644	Allstate Corp	4,133,088
82,741	American Express Co	10,213,549
105,505	American International Group Inc	5,621,306
52,792	American Tower Corp REIT	10,793,324
16,486	Ameriprise Financial Inc	2,393,108
29,450	Aon PLC	5,683,261
18,493	Apartment Investment & Management Co REIT Class A	926,869
21,577	Arthur J Gallagher & Co	1,889,929
6,011	Assurant Inc	639,450
16,937	AvalonBay Communities Inc REIT	3,441,260
1,068,108	Bank of America Corp	30,975,132
107,860	Bank of New York Mellon Corp	4,762,019
93,562	BB&T Corp	4,596,701
234,079	Berkshire Hathaway Inc Class B(b)	49,898,620
14,284	BlackRock Inc Class A	6,703,481
18,658	Boston Properties Inc REIT	2,406,882
57,445	Capital One Financial Corp	5,212,559
12,549	Cboe Global Markets Inc	1,300,453
37,885	CBRE Group Inc Class A(b)	1,943,501
145,634	Charles Schwab Corp	5,853,031
54,474	Chubb Ltd	8,023,477
18,308	Cincinnati Financial Corp	1,897,990
282,362	Citigroup Inc	19,773,811
55,836	Citizens Financial Group Inc	1,974,361
42,431	CME Group Inc	8,236,281
18,533	Comerica Inc	1,346,237
51,020	Crown Castle International Corp REIT	6,650,457
25,383	Digital Realty Trust Inc REIT	2,989,864
40,100	Discover Financial Services	3,111,359
41,623	Duke Realty Corp REIT	1,315,703
29,695	E*TRADE Financial Corp	1,324,397
9,941	Equinix Inc REIT	5,013,147
45,245	Equity Residential REIT	3,435,000
7,775	Essex Property Trust Inc REIT	2,269,756
4,865	Everest Re Group Ltd	1,202,531
15,373	Extra Space Storage Inc REIT	1,631,075
8,348	Federal Realty Investment Trust REIT	1,074,889

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
93,779	Fifth Third Bancorp	$ 2,616,434
20,003	First Republic Bank	1,953,293
35,476	Franklin Resources Inc	1,234,565
40,675	Goldman Sachs Group Inc	8,322,105
43,137	Hartford Financial Services Group Inc	2,403,594
57,860	HCP Inc REIT	1,850,363
89,592	Host Hotels & Resorts Inc REIT	1,632,366
123,254	Huntington Bancshares Inc	1,703,370
69,730	Intercontinental Exchange Inc	5,992,596
47,343	Invesco Ltd	968,638
34,394	Iron Mountain Inc REIT	1,076,532
30,696	Jefferies Financial Group Inc	590,284
393,760	JPMorgan Chase & Co	44,022,368
121,613	KeyCorp	2,158,631
47,059	Kimco Realty Corp REIT	869,650
24,682	Lincoln National Corp	1,590,755
32,174	Loews Corp	1,758,953
16,897	M&T Bank Corp	2,873,673
10,985	Macerich Co REIT	367,888
62,036	Marsh & McLennan Cos Inc	6,188,091
108,407	Mastercard Inc Class A	28,676,904
116,670	MetLife Inc	5,794,999
13,743	Mid-America Apartment Communities Inc REIT	1,618,376
153,104	Morgan Stanley	6,707,486
13,859	NASDAQ Inc	1,332,820
26,550	Northern Trust Corp	2,389,500
45,675	People's United Financial Inc	766,427
53,607	PNC Financial Services Group Inc	7,359,169
31,134	Principal Financial Group Inc	1,803,281
71,652	Progressive Corp	5,727,144
77,014	Prologis Inc REIT	6,168,821
49,704	Prudential Financial Inc	5,020,104
17,849	Public Storage REIT	4,251,096
15,271	Raymond James Financial Inc	1,291,163
37,032	Realty Income Corp REIT	2,554,097
20,016	Regency Centers Corp REIT	1,335,868
123,382	Regions Financial Corp	1,843,327
13,735	SBA Communications Corp REIT(b)	3,088,177
37,941	Simon Property Group Inc REIT	6,061,454
9,938	SL Green Realty Corp REIT	798,717
45,371	State Street Corp	2,543,498
54,044	SunTrust Banks Inc	3,396,665
6,340	SVB Financial Group(b)	1,423,901
79,600	Synchrony Financial	2,759,732
28,624	T Rowe Price Group Inc	3,140,339
12,111	Torchmark Corp	1,083,450
32,264	Travelers Cos Inc	4,824,113
33,264	UDR Inc REIT	1,493,221
24,841	Unum Group	833,416
179,428	US Bancorp	9,402,027
43,430	Ventas Inc REIT	2,968,441
Shares		Fair Value
Financial — (continued)
210,199	Visa Inc Class A	$ 36,480,037
19,458	Vornado Realty Trust REIT	1,247,258
492,588	Wells Fargo & Co	23,309,264
45,517	Welltower Inc REIT	3,711,001
51,969	Western Union Co	1,033,663
90,909	Weyerhaeuser Co REIT	2,394,543
15,753	Willis Towers Watson PLC	3,017,330
22,242	Zions Bancorp NA	1,022,687
		529,763,291
Industrial — 9.23%
69,300	3M Co	12,012,462
37,143	Agilent Technologies Inc	2,773,468
10,619	Allegion PLC	1,173,930
191,235	Amcor PLC(b)	2,197,290
27,642	AMETEK Inc	2,510,999
36,267	Amphenol Corp Class A	3,479,456
16,870	AO Smith Corp	795,589
48,061	Arconic Inc	1,240,935
40,692	Ball Corp	2,848,033
63,178	Boeing Co	22,997,424
70,901	Caterpillar Inc	9,663,097
16,527	CH Robinson Worldwide Inc	1,394,052
95,271	CSX Corp	7,371,117
17,602	Cummins Inc	3,015,927
39,133	Deere & Co	6,484,729
17,535	Dover Corp	1,757,007
51,694	Eaton Corp PLC	4,305,076
75,382	Emerson Electric Co	5,029,487
20,210	Expeditors International of Washington Inc	1,533,131
29,492	FedEx Corp	4,842,292
14,462	FLIR Systems Inc	782,394
15,437	Flowserve Corp	813,376
35,568	Fortive Corp	2,899,503
15,031	Fortune Brands Home & Security Inc	858,721
14,729	Garmin Ltd	1,175,374
33,269	General Dynamics Corp	6,048,970
1,062,691	General Electric Co	11,158,256
88,058	Honeywell International Inc	15,374,046
4,967	Huntington Ingalls Industries Inc Class A	1,116,284
37,069	Illinois Tool Works Inc	5,590,376
28,861	Ingersoll-Rand PLC	3,655,823
14,007	Jacobs Engineering Group Inc	1,182,051
10,406	JB Hunt Transport Services Inc	951,212
97,981	Johnson Controls International PLC	4,047,595
11,761	Kansas City Southern	1,432,725
22,805	Keysight Technologies Inc(b)	2,048,117
9,438	L3 Technologies Inc	2,313,915
14,357	L3Harris Technologies Inc(b)	2,715,339
29,302	Lockheed Martin Corp	10,652,449
7,544	Martin Marietta Materials Inc	1,735,950
35,495	Masco Corp	1,392,824

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
3,011	Mettler-Toledo International Inc(b)	$ 2,529,240
32,863	Norfolk Southern Corp	6,550,582
20,772	Northrop Grumman Corp	6,711,641
11,320	Packaging Corp of America	1,079,022
15,864	Parker-Hannifin Corp	2,697,039
18,571	Pentair PLC	690,841
12,623	PerkinElmer Inc	1,216,100
34,679	Raytheon Co	6,029,985
26,169	Republic Services Inc	2,267,282
14,578	Rockwell Automation Inc	2,388,314
12,337	Roper Technologies Inc	4,518,550
18,276	Sealed Air Corp	781,847
6,641	Snap-on Inc	1,100,015
18,456	Stanley Black & Decker Inc	2,668,922
41,459	TE Connectivity Ltd	3,970,943
28,294	Textron Inc	1,500,714
5,819	TransDigm Group Inc(b)	2,815,232
85,285	Union Pacific Corp	14,422,546
82,710	United Parcel Service Inc Class B	8,541,462
97,547	United Technologies Corp	12,700,619
15,994	Vulcan Materials Co	2,196,136
16,778	Wabtec Corp	1,203,989
47,137	Waste Management Inc	5,438,196
8,691	Waters Corp(b)	1,870,651
29,821	Westrock Co	1,087,572
20,480	Xylem Inc	1,712,947
		274,061,188
Technology — 16.61%
76,694	Accenture PLC Class A	14,170,750
93,595	Activision Blizzard Inc	4,417,684
58,437	Adobe Inc(b)	17,218,462
107,539	Advanced Micro Devices Inc(b)	3,265,959
19,694	Akamai Technologies Inc(b)	1,578,277
45,191	Analog Devices Inc	5,100,708
9,922	ANSYS Inc(b)	2,032,224
529,095	Apple Inc	104,718,482
116,384	Applied Materials Inc	5,226,805
26,581	Autodesk Inc(b)	4,330,045
47,621	Broadcom Inc	13,708,181
13,971	Broadridge Financial Solutions Inc	1,783,817
34,089	Cadence Design Systems Inc(b)	2,413,842
39,325	Cerner Corp	2,882,523
15,108	Citrix Systems Inc	1,482,699
70,522	Cognizant Technology Solutions Corp Class A	4,470,390
32,598	DXC Technology Co	1,797,780
36,528	Electronic Arts Inc(b)	3,698,825
39,583	Fidelity National Information Services Inc	4,856,042
47,947	Fiserv Inc(b)	4,370,849
17,541	Fortinet Inc(b)	1,347,675
Shares		Fair Value
Technology — (continued)
167,951	Hewlett Packard Enterprise Co	$ 2,510,867
187,702	HP Inc	3,902,325
540,842	Intel Corp	25,890,107
106,854	International Business Machines Corp	14,735,167
31,742	Intuit Inc	8,295,137
4,171	IPG Photonics Corp(b)	643,377
9,284	Jack Henry & Associates Inc	1,243,313
18,787	KLA-Tencor Corp	2,220,623
18,668	Lam Research Corp	3,506,597
33,169	Maxim Integrated Products Inc	1,984,170
28,903	Microchip Technology Inc	2,505,890
137,663	Micron Technology Inc(b)	5,312,415
922,611	Microsoft Corp	123,592,970
10,323	MSCI Inc	2,465,029
30,043	NetApp Inc	1,853,653
72,305	NVIDIA Corp	11,874,650
296,569	Oracle Corp	16,895,536
39,051	Paychex Inc	3,213,507
14,698	Qorvo Inc(b)	979,034
144,791	QUALCOMM Inc	11,014,251
21,254	Red Hat Inc(b)	3,990,651
91,597	salesforce.com Inc(b)	13,898,013
29,906	Seagate Technology PLC	1,409,171
21,108	Skyworks Solutions Inc	1,631,015
17,388	Synopsys Inc(b)	2,237,662
13,690	Take-Two Interactive Software Inc(b)	1,554,226
112,986	Texas Instruments Inc	12,966,273
35,241	Western Digital Corp	1,675,710
22,108	Xerox Corp	782,844
30,569	Xilinx Inc	3,604,697
		493,260,899
Utilities — 3.27%
79,833	AES Corp	1,338,001
28,394	Alliant Energy Corp	1,393,578
28,593	Ameren Corp	2,147,620
60,525	American Electric Power Co Inc	5,326,805
20,673	American Water Works Co Inc	2,398,068
14,084	Atmos Energy Corp	1,486,707
60,742	CenterPoint Energy Inc	1,739,043
32,696	CMS Energy Corp	1,893,425
39,247	Consolidated Edison Inc	3,441,177
94,594	Dominion Energy Inc	7,314,008
22,075	DTE Energy Co	2,822,951
86,065	Duke Energy Corp	7,594,376
39,704	Edison International	2,676,447
23,044	Entergy Corp	2,371,919
30,836	Evergy Inc	1,854,785
38,533	Eversource Energy	2,919,260
118,057	Exelon Corp	5,659,653
61,356	FirstEnergy Corp	2,626,650
57,318	NextEra Energy Inc	11,742,165

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
44,732	NiSource Inc	$ 1,288,282
33,865	NRG Energy Inc	1,189,339
13,480	Pinnacle West Capital Corp	1,268,333
87,949	PPL Corp	2,727,299
59,913	Public Service Enterprise Group Inc	3,524,083
32,604	Sempra Energy	4,481,094
127,021	Southern Co	7,021,721
37,890	WEC Energy Group Inc	3,158,889
62,892	Xcel Energy Inc	3,741,445
		97,147,123
TOTAL COMMON STOCK — 99.34% (Cost $1,608,175,386)		$2,950,394,291
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.53%
$15,900,000	Federal Home Loan Bank 2.03%, 07/01/2019	15,898,233
Repurchase Agreements — 0.16%
1,096,340	Undivided interest of 2.11% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $1,096,340 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(c)	1,096,340
1,096,340	Undivided interest of 2.25% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $1,096,340 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(c)	1,096,340
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,096,340	Undivided interest of 2.25% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $1,096,340 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(c)	$ 1,096,340
230,381	Undivided interest of 2.81% in a repurchase agreement (principal amount/value $8,216,959 with a maturity value of $8,218,637) with Credit Agricole Securities (USA) Inc, 2.45%, dated 6/28/19 to be repurchased at $230,381 on 7/1/19 collateralized by a U.S. Treasury security, 0.13%, 4/15/21, with a value of $8,381,299.(c)	230,381
1,096,340	Undivided interest of 3.43% in a repurchase agreement (principal amount/value $32,034,004 with a maturity value of $32,040,678) with Bank of Montreal, 2.50%, dated 6/28/19 to be repurchased at $1,096,340 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 8/15/19 - 5/20/68, with a value of $32,674,692.(c)	1,096,340
		4,615,741
SHORT TERM INVESTMENTS — 0.69% (Cost $20,513,974)		$ 20,513,974
TOTAL INVESTMENTS — 100.03% (Cost $1,628,689,360)		$2,970,908,265
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (940,726)
TOTAL NET ASSETS — 100.00%		$2,969,967,539

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
(a)	All or a portion of the security is on loan at June 28, 2019.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 28, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	163	USD	23,995,230	September 2019	$372,862
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $4,569,842 of securities on loan)(a)	$2,966,292,524
Repurchase agreements, fair value(b)	4,615,741
Cash	156,777
Cash pledged on futures contracts	6,599,707
Dividends receivable	2,431,678
Subscriptions receivable	1,682,599
Variation margin on futures contracts	75,945
Total Assets	2,981,854,971
LIABILITIES:
Payable for director fees	3,055
Payable for distribution fees	52,627
Payable for investments purchased	1,460,854
Payable for other accrued fees	63,788
Payable for shareholder services fees	481,882
Payable to investment adviser	362,256
Payable upon return of securities loaned	4,615,741
Redemptions payable	4,847,229
Total Liabilities	11,887,432
NET ASSETS	$2,969,967,539
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$20,000,958
Paid-in capital in excess of par	1,543,095,179
Total distributable earnings	1,406,871,402
NET ASSETS	$2,969,967,539
NET ASSETS BY CLASS
Investor Class	$1,531,075,808
Class L	$287,384,878
Institutional Class	$1,151,506,853
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Class L	70,000,000
Institutional Class	300,000,000
Issued and Outstanding
Investor Class	67,251,677
Class L	16,500,772
Institutional Class	116,257,128
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$22.77
Class L	$17.42
Institutional Class	$9.90
(a) Cost of investments	$1,624,073,619
(b) Cost of repurchase agreements	$4,615,741
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$304,324
Income from securities lending	8,215
Dividends	29,047,111
Total Income	29,359,650
EXPENSES:
Management fees	2,300,829
Shareholder services fees – Investor Class	2,578,837
Shareholder services fees – Class L	477,401
Audit and tax fees	13,838
Custodian fees	22,227
Director's fees	10,228
Distribution fees – Class L	339,337
Legal fees	1,541
Pricing fees	925
Registration fees	45,492
Shareholder report fees	23,727
Transfer agent fees	6,662
Other fees	3,640
Total Expenses	5,824,684
NET INVESTMENT INCOME	23,534,966
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	58,613,735
Net realized gain on futures contracts	6,201,189
Net Realized Gain	64,814,924
Net change in unrealized appreciation on investments	389,826,128
Net change in unrealized appreciation on futures contracts	1,564,174
Net Change in Unrealized Appreciation	391,390,302
Net Realized and Unrealized Gain	456,205,226
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$479,740,192
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West S&P 500® Index Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$23,534,966	$48,247,141
Net realized gain	64,814,924	326,393,751
Net change in unrealized appreciation (depreciation)	391,390,302	(479,570,761)
Net Increase (Decrease) in Net Assets Resulting from Operations	479,740,192	(104,929,869)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(6,091,556)	(135,701,165)
Class L	(1,363,012)	(29,429,049)
Institutional Class	(15,723,293)	(219,740,111)
From Net Investment Income and Net Realized Gains	(23,177,861)	(384,870,325)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	201,028,547	475,423,519
Class L	42,978,660	64,745,203
Institutional Class	65,183,133	249,746,412
Shares issued in reinvestment of distributions
Investor Class	6,091,556	135,701,165
Class L	1,363,012	29,429,049
Institutional Class	15,723,293	219,740,111
Shares redeemed
Investor Class	(299,532,086)	(771,001,221)
Class L	(41,559,288)	(134,762,217)
Institutional Class	(144,970,554)	(365,136,423)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(153,693,727)	(96,114,402)
Total Increase (Decrease) in Net Assets	302,868,604	(585,914,596)
NET ASSETS:
Beginning of Period	2,667,098,935	3,253,013,531
End of Period	$2,969,967,539	$2,667,098,935
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,322,527	20,715,341
Class L	2,623,295	3,577,363
Institutional Class	6,868,908	22,573,607
Shares issued in reinvestment of distributions
Investor Class	267,291	6,904,604
Class L	78,154	1,945,919
Institutional Class	1,586,609	25,211,563
Shares redeemed
Investor Class	(13,855,511)	(33,516,251)
Class L	(2,483,938)	(7,323,618)
Institutional Class	(15,321,589)	(31,513,399)
Net Increase (Decrease)	(10,914,254)	8,575,129
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$19.33	0.16	3.37	3.53	(0.09)	-	(0.09)	$22.77	18.26% (d)
12/31/2018	$22.46	0.33	(1.41)	(1.08)	(0.18)	(1.87)	(2.05)	$19.33	(4.89%)
12/31/2017	$19.04	0.31	3.71	4.02	(0.18)	(0.42)	(0.60)	$22.46	21.18%
12/31/2016	$17.57	0.29	1.68	1.97	(0.17)	(0.33)	(0.50)	$19.04	11.27%
12/31/2015	$18.03	0.27	(0.13)	0.14	(0.22)	(0.38)	(0.60)	$17.57	0.75%
12/31/2014	$16.38	0.24	1.89	2.13	(0.27)	(0.21)	(0.48)	$18.03	13.00%
Class L
06/28/2019(Unaudited)	$14.82	0.10	2.58	2.68	(0.08)	-	(0.08)	$17.42	18.18% (d)
12/31/2018	$17.71	0.21	(1.10)	(0.89)	(0.13)	(1.87)	(2.00)	$14.82	(5.22%)
12/31/2017	$15.15	0.20	2.94	3.14	(0.16)	(0.42)	(0.58)	$17.71	20.89%
12/31/2016	$14.13	0.20	1.34	1.54	(0.19)	(0.33)	(0.52)	$15.15	10.97%
12/31/2015	$14.63	0.19	(0.11)	0.08	(0.22)	(0.36)	(0.58)	$14.13	0.50%
12/31/2014	$13.43	0.17	1.54	1.71	(0.30)	(0.21)	(0.51)	$14.63	12.74%
Institutional Class
06/28/2019(Unaudited)	$ 8.48	0.09	1.47	1.56	(0.14)	-	(0.14)	$ 9.90	18.36% (d)
12/31/2018	$11.17	0.20	(0.69)	(0.49)	(0.33)	(1.87)	(2.20)	$ 8.48	(4.50%)
12/31/2017	$ 9.80	0.20	1.90	2.10	(0.31)	(0.42)	(0.73)	$11.17	21.61%
12/31/2016	$ 9.35	0.19	0.89	1.08	(0.30)	(0.33)	(0.63)	$ 9.80	11.66%
12/31/2015 (e)	$10.00	0.13	(0.21)	(0.08)	(0.24)	(0.33)	(0.57)	$ 9.35	(0.77%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$1,531,076	0.52% (g)	0.52% (g)	1.54% (g)	2% (d)
12/31/2018	$1,382,201	0.51%	0.51%	1.44%	4%
12/31/2017	$1,738,709	0.54%	0.54%	1.47%	4%
12/31/2016	$1,370,743	0.60%	0.60%	1.61%	7%
12/31/2015	$1,309,029	0.60%	0.60%	1.47%	10%
12/31/2014	$2,153,976	0.60%	0.60%	1.42%	5%
Class L
06/28/2019 (Unaudited)	$ 287,385	0.79% (g)	0.79% (g)	1.28% (g)	2% (d)
12/31/2018	$ 241,247	0.78%	0.78%	1.17%	4%
12/31/2017	$ 320,349	0.81%	0.81%	1.20%	4%
12/31/2016	$ 215,846	0.85%	0.85%	1.35%	7%
12/31/2015	$ 91,235	0.85%	0.85%	1.27%	10%
12/31/2014	$ 39,654	0.85%	0.85%	1.19%	5%
Institutional Class
06/28/2019 (Unaudited)	$1,151,507	0.17% (g)	0.17% (g)	1.89% (g)	2% (d)
12/31/2018	$1,043,651	0.16%	0.16%	1.79%	4%
12/31/2017	$1,193,956	0.20%	0.20%	1.82%	4%
12/31/2016	$1,009,653	0.25%	0.25%	1.95%	7%
12/31/2015 (e)	$ 873,617	0.25% (g)	0.25% (g)	1.97% (g)	10%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 28, 2019

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,950,394,291	$ —	$ —	$ 2,950,394,291
Short Term Investments	—	20,513,974	—	20,513,974
Total investments, at fair value:	2,950,394,291	20,513,974	0	2,970,908,265
Other Financial Investments:
Futures Contracts(a)	$ 372,862	$ —	$ —	$ 372,862
Total Assets	$ 2,950,767,153	$ 20,513,974	$ 0	$ 2,971,281,127
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

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Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$1,642,748,247
Gross unrealized appreciation on investments	1,445,489,584
Gross unrealized depreciation on investments	(116,956,704)
Net unrealized appreciation on investments	$1,328,532,880
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

Semi-Annual Report - June 28, 2019

derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 282 futures contracts for the reporting period.
Valuation of derivative investments as of June 28, 2019 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$372,862 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$6,201,189	Net change in unrealized appreciation on futures contracts	$1,564,174
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars and 0.11% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.23% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, no fees were available for recoupment.

Semi-Annual Report - June 28, 2019

The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $44,422,632 and $146,682,401, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $4,569,842 and received collateral as reported on the Statement of Assets and Liabilities of $4,615,741 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 28, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West S&P 500 Index Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data1, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting, the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (“S&P”) 500® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2018 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board noted that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each period reviewed (the first quintile being the best performers and the fifth quintile being the worst performers). However, the Board also noted that the annualized returns of the Fund’s Institutional Class were in the second quintile of its performance universe for each period reviewed. In addition, the Board noted each class approximated or underperformed the Index for each period reviewed, primarily due to Fund expenses. The Board concluded that it was satisfied with the information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Contractual Management Fee for each class was higher than the peer group median contractual management fee. The Board also observed that the Fund’s Investor Class total annual operating expense ratio was higher than the median of its peer group, ranking in the fourth quintile (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). However, the total annual operating expense ratio of the Fund’s Institutional Class was lower than its peer group median, ranking in the second quintile. In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were consistent with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to five funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019